UNITED STATES
SECURITIES AND EXCHANGE COMMISION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30th, 2010 Check here if Amendment [ ]; Amendment Number:

This Amendment (check only one):
[  ] is a restatement;
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: ValueWorks LLC
Address: 1450 Broadway, 42nd fl, New York, NY  10018
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager: Steven Zell
Title: Director of Operations
Phone: 212 819 1818

Signature:       Place:          Date of signing:
Steven Zell      New York NY	 November 12th, 2010

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT;
[ ] 13F NOTICE;
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:0
Form 13F Information Table Entry Total: 36
Form 13F Information Table Value Total: $129,095

List of Other Included Managers: N/A

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
FORM 13F INFORMATION TABLE

							 	VALUE      SHARES/  SH/   PUT/  INVSMNT  OTHER      	VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS     	CUSIP   	(x$1000)   PRN AMT  PRN   CALL  DSCRETN  MANAGERS	SOLE  SHARED  NONE
Albany International	FRNT 2.250% 3/1		012348AC2 	9      	   10000		SOLE      		10000
ExpressJet Holdings	NOTE 11.250% 8/0	30218UAB4 	10     	   10000		SOLE      		10000
Nabors Inds Inc 	NOTE 0.940% 5/1		629568AP1 	14     	   14000		SOLE      		14000
Affirmative Insurance	COM        		008272106 	37     	   10000		SOLE      		10000
Boeing Company  	COM        		097023105 	5780   	   86858		SOLE      		86858
Bank of America 	7.25%CNV PFD L		060505682 	2001   	   2034 		SOLE      		2034
Boston Scientific	COM        		101137107 	3205   	   522832		SOLE      		522832
Chesapeake Energy Corp.	COM        		165167107 	4493   	   198365		SOLE      		198365
Calpine Corp.   	COM NEW    		131347304 	6857   	   550725		SOLE      		550725
Cisco Systems Inc.	COM        		17275R102 	5732   	   261722		SOLE      		261722
Dow Chemical Company	COM        		260543103 	5444   	   198259		SOLE      		198259
Corning Inc.    	COM        		219350105 	6802   	   372110		SOLE      		372110
Hewlett-Packard Co. 	COM        		428236103 	4793   	   113937		SOLE      		113937
Eli Lilly & Co. 	COM        		532457108 	4437   	   121456		SOLE      		121456
Legg Mason Inc. 	COM        		524901105 	4649   	   153393		SOLE      		153393
Live Nation, Inc	COM        		538034109 	3988   	   403687		SOLE      		403687
MBIA Inc        	COM        		55262C100 	2128   	   211765		SOLE      		211765
McGraw-Hill Companies	COM        		580645109 	4765   	   144125		SOLE      		144125
Maui Land & Pineapple 	COM        		577345101 	6317   	   1364398		SOLE      		1364398
3M Company      	COM        		88579Y101 	4053   	   46737		SOLE      		46737
Mesabi Trust    	CTF BEN INT		590672101 	7126   	   196315		SOLE      		196315
Micron Technology	COM        		595112103 	6762   	   937919		SOLE      		937919
New York Times cl A	CL A       		650111107 	3207   	   414392		SOLE      		414392
Pfizer Inc.     	COM        		717081103 	4058   	   236327		SOLE      		236327
Qualcomm Inc.   	COM        		747525103 	1290   	   28587		SOLE      		28587
QEP Resources, Inc.	COM        		74733V100 	2591   	   85965		SOLE      		85965
Rowan Companies 	COM        		779382100 	4955   	   163223		SOLE      		163223
Sprint Nextel Corp.	COM SER 1  		852061100 	1878   	   405701		SOLE      		405701
Sony Corporation	ADR NEW    		835699307 	2114   	   68358		SOLE      		68358
SunPower Corp. Cl B	COM CL B   		867652307 	635    	   45849		SOLE      		45849
Questar Corporation	COM        		748356102 	1543   	   87994		SOLE      		87994
Teco Energy Inc.	COM        		872375100 	4207   	   242886		SOLE      		242886
Tejon Ranch Co. 	COM        		879080109 	670    	   30932		SOLE      		30932
WellsFargo Pfd S	PERP PFD CNV A		949746804 	4146   	   4121 		SOLE      		4121
Williams Companies	COM        		969457100 	4322   	   226190		SOLE      		226190
Zimmer Holdings 	COM        		98956P102 	4075   	   77880		SOLE      		77880

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